UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22756

Advisor Preferred Trust

(Exact name of registrant as specified in charter)

             80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period: 3/31/14

Item 1.  Schedule of Investments.

Quantified Managed Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2014
Shares				Value
	MUTUAL FUNDS - 95.6%
	EXCHANGE TRADED FUNDS - 91.3%
31,013	iShares 1-3 Year Treasury Bond ETF			$ 2,619,048
33,749	iShares 20+ Year Treasury Bond ETF			3,682,016
21,529	iShares 3-7 Year Treasury Bond ETF			2,598,766
41,329	iShares 7-10 Year Treasury Bond ETF			4,204,399
26,762	iShares Core Total US Bond Market ETF			2,888,958
79,284	iShares iBoxx $ High Yield Corporate Bond ETF			7,483,617
12,422	iShares iBoxx $ Investment Grade Corporate Bond ETF			1,453,001
9,989	iShares MBS ETF			1,060,133
43,918	iShares National AMT-Free Muni Bond ETF			4,701,861
13,742	iShares Short Treasury Bond ETF			1,515,330
104,114	Peritus High Yield ETF			5,476,396
19,584	Pimco Total Return ETF			2,088,829
31,959	SPDR Barclays 1-3 Month T-Bill *			1,462,763
132,637	SPDR Barclays High Yield Bond ETF			5,479,235
95,424	SPDR Barclays International Treasury Bond ETF			5,666,277
79,034	Vanguard Total Bond Market ETF			6,416,771
	TOTAL EXCHANGE TRADED FUNDS (Cost - $58,619,126)			58,797,400

	CLOSED-END FUNDS - 4.3%
13,967	Alliance Bernstein Global High Income Fund, Inc.			206,153
16,520	BlackRock Corporate High Yield Fund VI, Inc.			202,535
14,711	BlackRock Credit Allocation Income Trust			198,893
13,661	BlackRock Floating Rate Income Strategies Fund, Inc.			199,041
29,418	MFS Charter Income Trust			268,586
46,337	MFS Government Markets Income Trust			264,121
37,844	MFS Intermediate Income Trust			196,032
37,856	Putnam Premier Income Trust			209,344
14,446	Templeton Emerging Markets Income Fund			202,533
13,661	Wells Fargo Advantage Multi-Sector Income Fund			198,084
11,683	Western Asset Emerging Markets Debt Fund, Inc.			203,284
21,423	Western Asset High Income Fund II, Inc.			200,305
17,778	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund			206,758
	TOTAL CLOSED-END FUNDS (Cost - $2,721,585)			2,755,669

	TOTAL MUTUAL FUNDS - (Cost - $61,340,711)			61,553,069

	SHORT-TERM INVESTMENTS - 4.5%
	MONEY MARKET FUNDS - 4.5%
1,462,273	AIM STIT - Liquid Assets Portfolio Institution 0.07% (a,b)			1,462,273
1,462,273	Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I 0.05% (a,b)			1,462,273
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,924,546)			2,924,546

	TOTAL INVESTMENTS - 100.1% (Cost - $64,265,257) (b,c)			$ 64,477,615
	LIABILITIES LESS OTHER ASSETS - (0.1)%			(96,495)
	NET ASSETS - 100.0%			$ 64,381,120

	ETF - Exchange Traded Fund
	MBS - Mortgage Backed Security
*	Non-Income producing investment.
(a)	Variable rate security; the rate shown represents the rate at March 31, 2014
(b)	All or part of this security was held as collateral for future contracts as of March 31, 2014.
(c)

Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding the value of futures) is $64,265,257 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:			$ 258,021
	Unrealized Depreciation:			(45,663)
	Net Unrealized Appreciation:			$ 212,358
	LONG FUTURES CONTRACTS
No. of
Contracts	Name	Expiration	Notional Value at March 31, 2014	Unrealized Appreciation
22	Ultra Long Term U.S. Treasury Bond	Jun-14	3,178,318	2,063

Quantified All-Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2014
Shares				Value
	COMMON STOCK - 76.3%
	AEROSPACE / DEFENSE - 1.9%
1,955	Esterline Technologies Corp. *			$ 208,286
175	Lockheed Martin Corp.			28,567
1,433	Northrop Grumman Corp.			176,803
				413,656
	AGRICULTURE - 0.3%
1148	Universal Corp.			64,162

	AIRLINES - 3.1%
10,980	Delta Air Lines, Inc.			380,457
10,932	Southwest Airlines Co.			258,104
649	United Continental Holdings, Inc. *			28,965
				667,526
	APPAREL - 1.6%
1,866	Michael Kors Holdings Ltd. *			174,042
1,436	Under Armour, Inc. *			164,623
				338,665
	AUTO MANUFACTURERS - 0.8%
2,621	PACCAR,Inc.			176,760

	AUTO PARTS & EQUIPMENT - 1.4%
964	BorgWarmer, Inc.			59,257
5,324	Goodyear Tire & Rubber Co.			139,116
949	Magna International, Inc.			91,398
176	TRW Automotive Holdings Corp. *			14,365
				304,136
	BANKS - 1.1%
2,403	Bank of the Ozarks, Inc.			163,548
3,381	United Community Banks, Inc. *			65,625
				229,173
	BEVERAGES - 0.1%
209	Keurig Green Mountain, Inc.			22,068

	BIOTECHNOLOGY - 1.9%
209	Biogen Idec, Inc. *			63,927
3,660	Charles River Laboratories International, Inc. *			220,844
414	Gilead Sciences, Inc. *			29,336
12,849	PDL BioPharma, Inc.			106,775
				420,882
	BUILDING MATERIALS - 0.6%
4,978	Headwaters, Inc. *			65,759
1,026	Universal Forest Products, Inc.			56,779
				122,538
	CHEMICALS - 1.4%
1,224	Methanex Corp.			78,263
1,443	Monsanto Co.			164,170
1,745	OM Group, Inc.			57,969
				300,402
	COAL - 1.2%
12,040	Cloud Peak Energy, Inc. *			254,526
Quantified All-Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014
Shares				Value
	COMMERCIAL SERVICES - 5.9%
617	Alliance Data Systems Corp. *			$ 168,102
441	Apollo Education Group, Inc. *			15,100
304	Avis Budget Group, Inc. *			14,805
1,737	China Distance Education Holdings Ltd.- ADR			31,318
554	Deluxe Corp.			29,068
475	ITT Educational Services, Inc. *			13,623
11,998	Korn/Ferry International *			357,181
374	McGraw Hill Financial, Inc.			28,536
364	Moody's Corp.			28,872
3,204	Navigant Consulting, Inc. *			59,787
3,321	PAREXEL International Corp. *			179,633
571	Rent-A-Center, Inc.			15,189
768	RR Donnelley & Sons Co.			13,747
1,332	TAL Education Group ADR *			29,997
6,067	TrueBlue, Inc. *			177,520
705	United Rentals, Inc. *			66,933
2,751	WNS Holdings Ltd. ADR *			49,518
				1,278,929
	COMPUTERS - 2.7%
7,695	Brocade Communication Systems. Inc. *			81,644
473	Cognizant Technology Solutions Corp. - Cl. A *			23,938
3,437	Computer Sciences Corp.			209,038
480	Hewlett-Packard Co.			15,533
2,006	Lexmark International, Inc.			92,858
558	Riverbed Technology, Inc. *			10,998
1,906	Seagate Technology PLC			107,041
3,844	Wipro Ltd. - ADR			51,510
				592,560
	DIVERSIFIED FINANCIAL SERVICES - 1.0%
3,435	E*TRADE Financial Corp. *			79,074
615	Lazard Ltd. MLP			28,960
1,474	Waddell & Reed Financial, Inc.			108,516
				216,550
	ELECTRIC - 1.1%
3,137	CMS Energy Corp.			91,851
2,069	PG&E Corp.			89,381
1,849	Westar Energy, Inc.			65,011
				246,243
	ELECTRICAL COMPOMENT & EQUIPMENT - 1.1%
2544	Belden, Inc.			177,062
484	Generac Holdings, Inc.			28,542
1,020	Nidec Corp. ADR			31,375
				236,979
	ELECTRONICS - 1.6%
15,195	Benchmark Electronics. Inc. *			344,167

	ENERGY - ALTERNATE SOURCES - 1.0%
6,925	Green Plants Reknewable Energy, Inc.			207,473

	ENGINEERING & CONSTRUCTION - 1.1%
1,968	ABB Ltd. ADR			50,755
4,512	Granite Construction, Inc.			180,164
				230,919
Quantified All-Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014
Shares				Value
	ENTERTAINMENT - 0.1%
434	Bally Technologies, Inc. *			$ 28,761

	ENVIRONMENTAL - 0.8%
5,786	Testra Tech, Inc. *			171,208

	FOOD - 5.4%
1,707	J&J Snack Foods Corp.			163,821
453	Kellogg Co.			28,408
3,784	Post Holdings, Inc. *			208,574
6,248	Sanderson Farms, Inc.			490,405
4,759	Tyson Foods, Inc.			209,443
2,103	WhiteWave Foods Co. *			60,020
				1,160,671
	FOREST PRODUCTS & PAPER - 1.1%
1,004	Clearwater Paper Corp. *			62,921
3,737	International Paper Co.			171,453
				234,374
	HEALTHCARE - PRODUCTS - 2.2%
1,659	CONMED Corp.			72,084
3,715	Greatbatch, Inc. *			170,592
1,479	Henry Schein, Inc. *			176,548
863	Luxottica Group SpA ADR			49,761
				468,985
	HEALTHCARE - SERVICES - 1.2%
2,354	Brookdale Senior Living, Inc. *			78,883
161	DaVita HealthCare Partners, Inc. *			11,085
7,688	Kindred Healthcare, Inc.			180,053
				270,021
	HOME BUILDERS - 4.0%
10,714	DR Horton, Inc.			231,958
5,308	Lennar Corp.			210,303
3,325	PulteGroup, Inc.			63,807
5,820	Thor Industries, Inc.			355,369
				861,437
	INSURANCE - 1.3%
1,156	American International Group, Inc.			57,811
1,811	Fidelity National Financial, Inc.			56,938
274	Lincoln National Corp.			13,884
493	Montpelier Re Holdings Ltd.			14,672
2,056	ProAssurance Corp.			91,554
1,610	Stewart Information Services Corp.			56,559
				291,418
	INTERNET - 0.9%
200	Baidu, Inc. ADR*			30,476
854	Bitauto Holdings Ltd. ADR *			30,607
99	F5 Networks, Inc. *			10,556
2,612	Giant Interactive Group, Inc. ADR			30,221
1,465	Perfect World Co. Ltd. ADR			30,282
320	Qihoo 360 Technology Co. Ltd. ADR *			31,866
417	YY, Inc. ADR *			31,842
				195,850
Quantified All-Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014
Shares				Value
	IRON / STEEL - 0.3%
768	Cliffs Natural Resources, Inc.			$ 15,713
1,738	Ternium SA - ADR			51,410
				67,123
	LODGING - 0.5%
811	Melco Crown Entertainment Ltd. - ADR *			31,345
3,132	MGM Resorts International *			80,994
				112,339
	MACHINERY DIVERSIFIED - 1.5%
1,804	Astec Industries, Inc.			79,214
1,881	Lindsay Corp.			165,866
1,127	Zebra Technologies Corp. *			78,225
				323,305
	MEDIA - 0.3%
458	Dish Network Corp. *			28,492
2,951	Phoenix New Media Ltd. - ADR*			30,602
				59,094
	MINING - 0.1%
1529	Luxfer Holdings PLC - ADR			29,938

	OIL & GAS - 2.2%
791	EQT Corp.			76,703
2,477	Helmerich & Payne, Inc.			266,426
2,222	HollyFrontier Corp.			105,723
573	Ultra Petroleum Corp.			15,408
257	Valero Energy Corp.			13,647
				477,907
	OIL & GAS SERVICES - 3.0%
141	Core Laboratories N.V.			27,980
1,503	Exterran Holdings, Inc.			65,952
2,330	Matrix Service Co. *			78,707
5,165	Pioneer Energy Services Corp. *			66,887
4,419	RPC, Inc.			90,236
17,804	Tesco Corp. *			329,374
				659,136
	PHARMACEUTICALS - 1.7%
853	Forest Laboratories, Inc. *			78,706
936	GlaxoSmithKline PLC - ADR			50,011
509	Herbalife Ltd.			29,150
618	Novartis AG - ADR			52,542
623	Novo Nordisk A/S - ADR			28,440
442	PharMerica Corp. *			12,367
1,873	Questcor Pharmaceuticals, Inc.			121,614
				372,830
	REITS - 0.1%
634	American Capital Agency Corp.			13,625
732	Hatteras Financial Corp.			13,798
				27,423
	RETAIL - 11.4%
3,556	Advanced Auto Parts			449,834
445	Autozone, Inc. *			239,010
3,890	Brinker International, Inc.			204,031
7,408	Cheesecake Factory, Inc.			352,843
2,185	CVS Caremark Corp.			163,569
2,970	Macy's, Inc.			176,091
Quantified All-Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014
Shares				Value
	RETAIL (Continued)- 11.4%
938	McDonalds Corp.			$ 91,952
7,198	Men's Warehouse, Inc.			352,558
133	Panera Bread Co. *			23,471
3,382	Papa John's International, Inc.			176,236
2,300	Rite Aid Co. *			14,421
2,479	Walgreen Co.			163,688
1,324	World Fuel Services Corp.			58,388
				2,466,092
	SAVINGS & LOANS - 1.0%
2,441	Bofl Holding, Inc. *			209,316

	SEMICONDUCTORS - 3.0%
1,092	Broadcom Corp.			34,376
732	Cirrus Logic, Inc. *			14,545
2,661	Himax Technologies, Inc. - ADR			30,655
12,936	International Rectifier Corp. *			354,446
2,070	QUALCOMM, Inc.			163,240
498	Rovi Corp. *			11,344
916	Skyworks Solutions, Inc. *			34,368
				642,974
	SOFTWARE - 0.6%
677	Aspen Technology, Inc. *			28,678
5,139	Ebix, Inc.			87,723
317	PTC, Inc. *			11,231
247	SolarWinds, Inc. *			10,530
				138,162
	TELECOMMUNICATIONS - 1.1%
1,151	ARRIS Group, Inc. *			32,435
986	Atlantic Tele-Network, Inc.			64,997
714	BT Group PLC			45,589
418	Juniper Networks, Inc. *			10,768
2,035	Level 3 Communications, Inc. *			79,650
836	Polycom, Inc. *			11,470
				244,909
	TRANSPORTATION - 1.2%
1,683	Kirby Corp. *			170,404
3,583	Knight Transportation, Inc.			82,875
61	Union Pacific Corp.			11,447
				264,726
	TRUCKING & LEASING - 0.4%
1,151	GATX Corp.			78,130

	TOTAL COMMON STOCK (Cost - $16,401,348)			16,524,443

	EXCHANGE TRADED FUNDS - 8.3%
	DEBT FUND - 3.9%
6,512	iShares 20+ Year Treasury Bond ETF			710,459
1,317	Pimco Total Return ETF			140,471
				850,930
	EQUITY FUNDS - 4.4%
11,667	iShares Latin America 40 ETF			426,662
2,689	iShares Micro-Cap ETF			207,860
6,599	iShares MSCI Pacific ex Japan ETF			317,346
				951,868

	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,794,812)			1,802,798

Quantified All-Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014
Shares				Value
	SHORT-TERM INVESTMENTS - 15.7%
	MONEY MARKET FUND - 15.7%
1,703,517	AIM STIT - Liquid Assets Portfolio Institution 0.07% (a,b)			$ 1,703,517
1,703,517	Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I 0.05% (a,b)			1,703,517
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,407,034)			3,407,034

	TOTAL INVESTMENTS - 100.3% (Cost - $21,603,194) (c)			$ 21,734,275
	LIABILITIES LESS OTHER ASSETS - (0.3) %			(65,058)
	NET ASSETS - 100.0%			$ 21,669,217

ADR	American Depositary Receipt.
ETF	Exchange Traded Fund
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust
*	Non-Income producing investment.
(a)	Variable rate security; the rate shown represents the rate at March 31, 2014.
(b)	All or part of the security was held as collateral for futures contracts as of March 31, 2014.
(c)

Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding the value of futures) is $21,603,194 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized Appreciation:	336,691
			Unrealized Depreciation:	(205,610)
			Net Unrealized Appreciation:	131,081

	LONG FUTURES CONTRACTS
No. of			Notional Value at	Unrealized
Contracts	Name	Expiration	March 31, 2014	Appreciation
27	S&P E-Mini Future	June-14	$ 2,517,075	$ 41,700

Quantified Market Leaders Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2014
Shares		Value
	EXCHANGE TRADED FUNDS - 97.6%
	EQUITY FUNDS - 97.6%
39,215	First Trust Consumer Discretionary AlphaDEX Fund	$ 1,256,056
48,080	First Trust Energy AlphaDEX Fund	1,260,177
30,401	First Trust ISE-Revere Natural Gas Index Fund	629,301
57,660	First Trust Materials AlphaDEX Fund	1,920,078
50,980	First Trust NASDAQ-100 Equal Weighted Index Fund	1,891,358
17,375	First Trust Small Cap Core AlphaDEX Fund	846,336
33,687	Global X FTSE Colombia 20 ETF	627,589
16,671	Guggenheim Multi-Asset Income ETF	418,942
25,642	Guggenheim S&P 500 Pure Growth ETF	1,877,764
55,132	Guggenheim S&P 500 Pure Value ETF	2,833,233
34,183	iShares Core S&P Small-Cap ETF	3,764,916
12,421	iShares Global Telecom ETF	830,468
26,439	iShares High Dividend ETF	1,888,802
60,985	iShares India 50 ETF	1,568,534
26,970	iShares Micro-Cap ETF	2,084,781
8,217	iShares Morningstar Large-Cap Growth ETF	818,495
2,468	iShares Morningstar Small-Cap ETF	327,824
5,115	iShares Morningstar Small-Cap Value ETF	631,651
38,745	iShares MSCI Turkey ETF	1,886,107
6,264	iShares Nasdaq Biotechnology ETF	1,481,123
15,809	iShares PHLX Semiconductor ETF	1,259,819
2,189	iShares Russell 1000 Growth ETF	189,436
18,031	iShares Russell 2000 ETF	2,097,727
24,558	iShares Russell 2000 Growth ETF	3,341,361
39,567	iShares Russell 2000 Value ETF	3,989,936
2,517	iShares Russell 3000 Value ETF	317,922
8,512	iShares Russell Mid-Cap ETF	1,317,317
22,034	iShares Russell Mid-Cap Growth ETF	1,890,517
15,381	iShares Russell Mid-Cap Value ETF	1,057,136
7,702	iShares Russell Top 200 Value ETF	314,935
1,903	iShares S&P 500 Growth ETF	189,996
7,332	iShares S&P 500 Value ETF	637,151
12,635	iShares S&P Mid-Cap 400 Growth ETF	1,932,144
5,333	iShares S&P Mid-Cap 400 Value ETF	642,200
31,601	iShares S&P Small-Cap 600 Growth ETF	3,759,887
31,040	iShares S&P Small-Cap 600 Value ETF	3,521,178
22,793	iShares U.S. Basic Materials ETF	1,897,973
5,178	iShares U.S. Consumer Services ETF	622,991
7,401	iShares U.S. Oil & Gas Exploration & Production ETF	629,529
4,192	iShares U.S. Oil Equipment & Services ETF	286,565
35,905	iShares US Regional Banks ETF	1,255,598
6,796	iShares US Technology ETF	618,844
28,169	iShares US Telecommunications ETF	844,507
16,350	iShares US Utilities ETF	1,703,507
2,364	Market Vectors Biotech ETF	215,053
31,594	Market Vectors India Small-Cap Index ETF	1,135,804
13,819	Market Vectors Semiconductor ETF	630,285
40,325	Materials Select Sector SPDR Fund	1,906,566
21,801	PowerShares DWA Energy Momentum Portfolio	1,262,278
51,317	PowerShares DWA Momentum Portfolio	1,911,558
5,157	PowerShares Dynamic Biotechnology & Genome Portfolio	214,686
86,544	PowerShares Dynamic Large Cap Value Portfolio	2,517,565
4,481	PowerShares Dynamic Market Portfolio	319,719
13,498	PowerShares Dynamic Oil & Gas Services Portfolio	364,176
14,714	PowerShares Dynamic Pharmaceuticals Portfolio	833,548
8,555	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	848,913
16,960	PowerShares KBW Bank Portfolio	629,725
Quantified Market Leaders Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014
Shares		Value
	EQUITY FUNDS (Continued) - 97.6%
20,367	PowerShares QQQ Trust Series 1	$ 1,785,779
26,765	PowerShares S&P 500 High Beta Portfolio ETF	832,927
17,321	RevenueShares Small Cap ETF	947,459
39,027	Schwab US Small-Cap ETF	2,091,847
7,803	SPDR S&P 600 Small Cap Growth ETF	1,395,489
3,288	SPDR S&P 600 Small Cap ETF	341,623
5,727	SPDR S&P 600 Small Cap Value ETF	619,031
36,934	SPDR S&P Bank ETF	1,257,233
5,864	SPDR S&P Biotech ETF	835,503
10,291	SPDR S&P Insurance ETF	640,306
7,773	SPDR S&P MidCap 400 ETF Trust	1,947,681
14,196	SPDR S&P Oil & Gas Equipment & Services ETF	651,312
15,801	SPDR S&P Pharmaceuticals ETF	1,480,080
30,249	SPDR S&P Regional Banking ETF	1,251,704
29,529	SPDR S&P Retail ETF	2,487,818
41,401	Utilities Select Sector SPDR Fund	1,716,485
5,905	Vanguard Consumer Discretionary ETF	624,749
28,177	Vanguard Extended Market ETF	2,394,481
20,086	Vanguard Growth ETF	1,877,639
17,952	Vanguard Materials ETF	1,908,477
20,413	Vanguard Mid-Cap Growth ETF	1,890,040
5,104	Vanguard Mid-Cap Value ETF	422,764
34,068	Vanguard Russell 2000	3,171,049
29,579	Vanguard Small-Cap ETF	3,340,948
28,440	Vanguard Small-Cap Growth ETF	3,533,101
21,193	Vanguard Small-Cap Value ETF	2,132,864
9,915	Vanguard Telecommunication Services ETF	843,866
19,098	Vanguard Utilities ETF	1,728,751
22,228	WisdomTree Equity Income Fund	1,257,438
123,062	WisdomTree India Earnings Fund	2,333,256
12,419	WisdomTree SmallCap Dividend Fund	847,721
21,386	WisdomTree SmallCap Earnings Fund	1,739,323
	TOTAL EXCHANGE TRADED FUNDS (Cost - $126,240,381)	126,280,331

	SHORT-TERM INVESTMENTS - 2.7%
	MONEY MARKET FUNDS - 2.7%
1,753,930	AIM STIT - Liquid Assets Portfolio Institution 0.07% (a)	1,753,930
1,753,931	Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I 0.05% (a)	1,753,931
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,507,861)	3,507,861

	TOTAL INVESTMENTS - 100.3% (Cost - $129,748,242) (b)	$ 129,788,192
	LIABILITIES LESS OTHER ASSETS - (0.3) %	(423,957)
	NET ASSETS - 100.0%	$ 129,364,235

	ETF - Exchange Traded Fund
*	Non-Income producing investment.
(a)	Variable rate security; the rate shown represents the rate at March 31, 2014
(b)

Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $129,748,242 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 808,559
	Unrealized Depreciation:	(768,609)
	Net Unrealized Appreciation:	$ 39,950

Quantified Alternative Investment Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2014
Shares				Value
	OPEN-ENDED MUTUAL FUNDS - 27.3%
	ASSET ALLOCATION FUNDS - 5.4%
30,721	KCM Macro Trends Fund			$ 386,775
29,770	MainStay Marketfield Fund			541,218
42,239	William Blair Macro Allocation Fund			536,858
				1,464,851
	DEBT FUND - 0.7%
16,331	Driehaus Active Income Fund			175,554

	EQUITY FUNDS - 21.2%
26761	Catalyst Strategic Insider Fund			358,062
7772	Diamond Hill Long-Short Fund - Class A			175,958
35210	Guggenheim Long Short Equity Fund *			530,615
56122	Highland Long/Short Healthcare Fund *			874,945
5,897	Nuveen Equity Long/Short Fund			180,271
33,510	PIMCO Equity Long/Short Fund - Class A			399,774
66,961	ProFunds Short Precious Metals ProFund *			557,785
29,317	Schwab Hedged Equity Fund - Select Shares *			533,568
75,161	Stone Ridge US Small Cap Variance Risk Premium Fund - Class I			772,652
75,008	Stone Ridge US Variance Risk Premium Fund - Class I			786,084
30,081	Virtus Dynamic AlphaSector Fund *			392,557
11,032	Wasatch Long/Short Fund			180,042
				5,742,313

	TOTAL OPEN-ENDED MUTUAL FUNDS (Cost - $7,318,053)			7,382,718

	EXCHANGE TRADED FUNDS - 48.7%
	EQUITY FUNDS - 48.7%
14,107	Cambria Global Tactical ETF			358,318
4,792	Consumer Discretionary Select Sector SPDR Fund			310,138
9,660	Financial Select Sector SPDR Fund			215,804
13,038	First Trust Consumer Discretionary AlphaDEX Fund			417,607
539	First Trust Dow Jones Internet Index Fund *			31,823
12,098	First Trust Financial AlphaDEX Fund			264,099
4,906	First Trust Industrials/Producer Durables AlphaDEX Fund			144,727
14,748	First Trust ISE Water Index Fund			507,921
6,941	First Trust Materials AlphaDEX Fund			231,135
4,980	First Trust NASDAQ-100 Technology Index Fund			186,202
4,500	First Trust NASDAQ Clean Edge Green Energy Index Fund			91,395
476	First Trust NYSE Arca Biotechnology Index Fund			36,504
6,495	First Trust Technology AlphaDEX Fund			202,449
2,245	Guggenheim S&P 500 Equal Weight Healthcare ETF			263,608
17,564	Guggenheim S&P Global Water Index ETF			509,707
1,207	Guggenheim Solar ETF			53,361
1,069	Health Care Select Sector SPDR Fund			62,526
6,925	Industrial Select Sector SPDR Fund			362,385
3,594	iShares Global Financials ETF			203,241
884	iShares Global Healthcare ETF			80,506
3,256	iShares Global Materials ETF			203,142
759	iShares Global Tech ETF			64,143
13,969	iShares MSCI Global Gold Miners ETF			141,087
5,937	iShares North American Tech-Multimedia Networking ETF			204,173
922	iShares North American Tech-Software ETF			76,766
	Quantified Alternative Investment Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	March 31, 2014

Shares				Value
	EQUITY FUNDS - 48.7% (Continued)
508	iShares Transportation Average ETF			$ 205,146
2,664	iShares U.S. Basic Materials ETF			399,446
1,859	iShares U.S. Consumer Services ETF			63,647
836	iShares U.S. Financial Services ETF			80,844
3,879	iShares U.S. Industrials ETF			139,445
3,379	iShares U.S. Medical Devices ETF			242,579
1,304	iShares US Pharmaceuticals ETF			235,882
951	iShares US Regional Banks ETF			381,698
1,329	iShares US Technology ETF			49,992
2,445	iShares US Telecommunications ETF			67,965
942	Market Vectors Agribusiness ETF			237,118
1,030	Market Vectors Biotech ETF			35,387
993	Market Vectors Global Alternative Energy ETF			108,824
1,153	Market Vectors Gold Miners ETF			89,940
2,977	Market Vectors Junior Gold Miners ETF *			31,180
873	Market Vectors Semiconductor ETF			423,534
1,153	Market Vectors Uranium+Nuclear Energy ETF			229,901
2,346	Materials Select Sector SPDR Fund			364,954
9,132	PowerShares Aerospace & Defense Portfolio			106,856
5,222	PowerShares DWA Basic Materials Momentum Portfolio			101,031
3,801	PowerShares Dynamic Biotechnology & Genome Portfolio *			116,772
7,353	PowerShares Dynamic Leisure & Entertainment Portfolio			179,496
4,705	PowerShares Dynamic Media Portfolio			134,886
3,000	PowerShares Global Clean Energy Portfolio			129,845
8,650	PowerShares Global Water Portfolio			518,265
2,858	PowerShares S&P SmallCap Consumer Discretionary Portfolio			80,574
13,107	PowerShares S&P SmallCap Financials Portfolio			64,146
13,258	PowerShares S&P SmallCap Health Care Portfolio			90,718
8,834	PowerShares Water Resources Portfolio			409,405
12,460	PowerShares WilderHill Clean Energy Portfolio			31,591
7,290	PowerShares WilderHill Progressive Energy Portfolio			301,063
1,198	SPDR Morgan Stanley Technology ETF			88,684
6,384	SPDR S&P Bank ETF			281,307
1,189	SPDR S&P Insurance ETF			146,901
1,137	SPDR S&P Pharmaceuticals ETF			104,255
4,088	SPDR S&P Regional Banking ETF			272,363
1,142	SPDR S&P Retail ETF			70,686
2,214	Technology Select Sector SPDR Fund			189,020
2,576	Vanguard Consumer Discretionary ETF			329,567
878	Vanguard Health Care ETF			129,480
1,413	Vanguard Industrials ETF			368,863
1,063	Vanguard Materials ETF			260,991
361	Vanguard Telecommunication Services ETF			91,408
	TOTAL EXCHANGE TRADED FUNDS (Cost - $13,116,633)			13,208,422
	Quantified Alternative Investment Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	March 31, 2014

Shares				Value
	SHORT-TERM INVESTMENTS - 20.5%
	MONEY MARKET FUNDS - 20.5%
2,780,585	AIM STIT - Liquid Assets Portfolio Institution 0.07% (a,b)			$ 2,780,585
2,780,585	Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I 0.05% (a,b)			2,780,585
	TOTAL SHORT-TERM INVESTMENTS (Cost - $5,561,170)			5,561,170

	TOTAL INVESTMENTS - 96.5% (Cost - $25,995,856) (c)			$ 26,152,310
	OTHER ASSETS LESS LIABILITIES - 3.5%			958,160
	NET ASSETS - 100.0%			$ 27,110,470

*	Non-Income producing investment.
(a)	Variable rate security; the rate shown represents the rate at March 31, 2014
(b)	All or part of the security was held as collateral for futures contracts as of March 31, 2014.
(c)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding the value of futures)
	is $25,995,856 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
			Unrealized Appreciation:	$ 239,110
			Unrealized Depreciation:	(82,656)
	Net Unrealized Appreciation:			$ 156,454

	LONG FUTURES CONTRACTS			Unrealized
No. of			Notional Value at	Appreciation
Contracts	Name	Expiration	March 31, 2014	(Depreciation)
44	NASDAQ 100E-Mini Future *	June-14	$ 3,155,900	$ (43,288)
17	S&P E-Mini Future *	June-14	1,584,825	23,775
				$ (19,513)

Quantified Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

The following is a summary of significant accounting policies followed by the Funds in preparation of its Portfolio of Investments.

Securities valuation – Securities listed on an exchange for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Investments in open-end investment companies are valued at net asset value. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange

Each Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Process.  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor and/or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor and/or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor and/or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – Unadjusted Each Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended Funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by each Fund will not change

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Quantified Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2014 for each Fund’s assets and liabilities measured at fair value:

QUANTIFIED MANAGED BOND FUND
Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange Traded Funds	$ 58,797,400	$ -	$ -	$ 58,797,400
Closed-End Funds	2,755,669	-	-	2,755,669
Money Market	2,924,546	-	-	2,924,546
Derivatives
Futures Contracts	2,063	-	-	2,063
Total Assets	$ 64,479,678	$ -	$ -	$ 64,479,678

QUANTIFIED ALL-CAP EQUITY FUND
Assets *	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$ 16,524,443	$ -	$ -	$ 16,524,443
Exchange Traded Funds	1,802,798	-	-	1,802,798
Money Market	3,407,034	-	-	3,407,034
Derivatives
Futures Contracts	41,700	-	-	41,700
Total Assets	$ 21,775,975	$ -	$ -	$ 21,775,975

QUANTIFIED MARKET LEADERS FUND
Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange Traded Funds	$ 126,280,331	$ -	$ -	$ 126,280,331
Money Market Fund	3,507,861	-	-	3,507,861
Total Investments	$ 129,788,192	$ -	$ -	$ 129,788,192

QUANTIFIED ALTERNATIVE INVESTMENT FUND *
Assets	Level 1	Level 2	Level 3	Total
Investments
Open-Ended Mutual Funds	$ 7,382,718	$ -	$ -	$ 7,382,718
Exchange Traded Funds	13,208,422	-	-	13,208,422
Money Market	5,561,170	-	-	5,561,170
Derivatives
Futures Contracts	23,775	-	-	23,775
Total Assets	$ 26,176,085	$ -	$ -	$ 26,176,085
Liabilities - Derivatives
Futures Contracts	$ (43,288)	$ -	$ -	$ (43,288)

* Refer to the Portfolio of Investment for classification.
The Fund's did not hold any Level 3 securities during the year.

There were no significant transfers into or out of Level 1 and 2 during the current period presented. It is each Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Quantified Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Stock Index Futures Contracts and Options on Futures Contracts – Each Fund may purchase and sell stock index futures contracts and options on such futures contracts.  A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies.  Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected.  Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract.  Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses.  When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities.  This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

Risks of Options, Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate all cash, cash equivalents and liquid securities as collateral for written options, futures contracts and options on futures contracts.

The derivative instruments as of November 30, 2013 as disclosed in the Schedule of Investments serve as indicators of the volume of derivative activity for the funds.

Exchange Traded Funds – Each Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisor Preferred  Trust

By (Signature and Title)

/s/ Catherine Ayer-Rigsby

Catherine Ayer-Rigsby, President

Date

05/27/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Catherine Ayer-Rigsby

     Catherine Ayer-Rigsby, President

Date

05/27/14

By (Signature and Title)

/s/ Kevin Wolf

     Kevin Wolf, Treasurer

Date

05/27/14